MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.4 - Schedule 2

Rating Agency Exceptions Report: 9/9/2025

Loan Information											Exception Information							Initial Overall Grades				Final Overall Grades				Event Level
Loan Number	Loan Number 2	Property State	Purpose	Occupancy	Property Type	DTI	DSCR	FICO	LTV	Note Original Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	Grade
XXXXXXX	6485305	CO	Rate Term Refi	Non-Owner Occupied	Single Family Detached	0	0.8452	748	75.00%	XXXXXXX												A	A	A	A
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